Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

On December 31, 2015 and 2014 the Bond Purchase Commitments outstanding and the related fair values are as follows:

Bond Purchase Commitments	Commitment Date	Maximum Committed Amounts for 2016 through 2018	Maximum Committed Amounts for 2015	Rate	Closing Date (1)	Fair Value at December 31, 2015	Fair Value at December 31, 2014
Silver Moon Apartments	June-13	$-	$8,000,000	6.00%	Q2 2015	$-	$413,600
Vantage at Harlingen - Series B	August-13	-	18,000,000	6.00%	Q2 2015	-	1,433,700
Vantage at Judson - Series B	December-12	-	26,700,000	6.00%	Q2 2015	-	1,990,535
15 West Apartments	July-14	9,900,000	-	6.25%	Q2 2016	945,009	809,178
Villas at Plano Gateway Apartments	December-14	20,000,000	-	6.00%	Q3 2016	1,469,213	1,133,400
Palo Alto	July-15	19,540,000	-	5.80%	Q3 2017	1,439,600	-
Village at Rivers Edge	May-15	11,000,000	-	6.00%	Q2 2017	636,560	-
Village at Avalon	November-15	17,900,000	-	5.80%	Q2 2018	1,143,978	-
Total		$78,340,000	$52,700,000			$5,634,360	$5,780,413

(1) The closing date is actual and estimated.